Equity Incentive Plan - Additional Information Dryships (Details) (Dryships, USD $)	6 Months Ended				0 Months Ended										1 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jan. 25, 2010 Equity Incentive Plan 2008 [Member]	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Jun. 30, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Jun. 30, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Feb. 04, 2011 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2014 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2013 Shares Granted To Executive Director On 4 February 2011 [Member]	Jun. 30, 2012 Shares Granted To Executive Director On 4 February 2011 [Member]	Feb. 04, 2012 Shares Granted To Executive Director On 4 February 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				21,834,055
Shares Granted					9,000,000										4,500,000					15,000
Vested number of shares on grant date					1,000,000										1,000,000
Vested in period						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000		1,500,000		1,000,000	1,000,000		5,000	5,000		5,000
Vested number of shares													2,000,000				3,000,000						5,000
Grant date fair value per share					$ 5.5										$ 6.05					$ 5.01
Unrecognized compensation cost related to non-vested share arrangements granted	$ 26,103,000		$ 32,413,000
Weighted average period of recognition for unrecognised compensation cost	7 years 0 months 0 days
Allocated Share-based Compensation Expense	6,310,000	15,711,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 300	$ 5,643,000